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August 27, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource Sector Series, Inc.
          RiverSource Dividend Opportunity Fund
          RiverSource Real Estate Fund

     Post-Effective Amendment No. 43
     File No. 33-20872/811-5522

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 43 (Amendment). This Amendment was filed electronically on August 25, 2010.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
--------------------------------------
Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.